Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of changes in goodwill

RMB
Balances as of December 31, 2009	273,666
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
US$	—

Schedule of intangible assets

	December 31, 2010
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB
Trademark	Indefinite	57,672	—	—	57,672
Technical know-how	5.7	209,084	(132,803)	—	76,281
Customer relationship	5.8	66,671	(40,130)	—	26,541
Order backlog	1.3	23,274	(23,274)	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—
Total		498,824	(207,153)	(131,177)	160,494

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cost of revenues
Long-term supplier agreements	6,643	—	—	—
Selling expenses
Customer relationship	11,585	11,585	11,585	1,841
Order back-log	979	—	—	—
General and administrative expenses
Technical know-how	37,179	37,229	38,523	6,120
Total amortization expense	56,386	48,814	50,108	7,961

Schedule of estimated amortization expense

December 31, 2011
RMB
2012	47,574
2013	3,928
2014	250
2015	250
2016	250